                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

15TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.86		$12.63	$11.76	$10.06	$8.97		$8.63
Income From Investment Operations:
Net investment income	0.10	[1]	0.24 [1]	0.27 [1]	0.31 [1]	0.30	[1,2]	0.34 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.41		(1.30)	1.36	1.93	0.79	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.51		(1.06)	1.63	2.24	1.09		0.34
Less Distributions:
Distributions from net investment income	(0.46)		(0.71)	(0.76)	(0.54)	--		--
TOTAL FROM DISTRIBUTIONS	(0.46)		(0.71)	(0.76)	(0.54)	--		--
Net Asset Value, End of Period	$10.91		$10.86	$12.63	$11.76	$10.06		$8.97
Total Return [3]	4.84%		(8.88)%	14.59%	23.25%	12.15%		3.94%

Ratios to Average Net Assets:
Net expenses	0.90	% [4]	0.81%	0.90%	1.25%	1.73%		1.58%
Net investment income	1.90	% [4]	2.05%	2.36%	2.80%	3.27	% [2]	3.85%
Expense waiver/reimbursement [5]	0.74	% [4]	0.76%	0.78%	0.64%	0.55%		0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,830		$118,261	$101,956	$88,753	$33,663		$63,587
Portfolio turnover	32%		76%	80%	126%	208%		436%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.58		$12.32	$11.51	$9.86	$8.86		$8.58
Income From Investment Operations:
Net investment income	0.06	[1]	0.14 [1]	0.19 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.39		(1.26)	1.32	1.90	0.76	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.45		(1.12)	1.51	2.13	1.00		0.28
Less Distributions:
Distributions from net investment income	(0.36)		(0.62)	(0.70)	(0.48)	--		--
TOTAL FROM DISTRIBUTIONS	(0.36)		(0.62)	(0.70)	(0.48)	--		--
Net Asset Value, End of Period	$10.67		$10.58	$12.32	$11.51	$9.86		$8.86
Total Return [3]	4.36%		(9.60)%	13.80%	22.43%	11.29%		3.26%

Ratios to Average Net Assets:
Net expenses	1.62	% [4]	1.62%	1.62%	1.97%	2.45%		2.30%
Net investment income	1.18	% [4]	1.24%	1.64%	2.09%	2.58	% [2]	3.14%
Expense waiver/reimbursement [5]	0.58	% [4]	0.50%	0.56%	0.42%	0.33%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,629		$14,326	$17,727	$16,051	$9,433		$6,952
Portfolio turnover	32%		76%	80%	126%	208%		436%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.54		$12.29	$11.50	$9.86	$8.86		$8.58
Income From Investment Operations:
Net investment income	0.06	[1]	0.14 [1]	0.18 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40		(1.26)	1.32	1.90	0.76	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.46		(1.12)	1.50	2.13	1.00		0.28
Less Distributions:
Distributions from net investment income	(0.37)		(0.63)	(0.71)	(0.49)	--		--
TOTAL FROM DISTRIBUTIONS	(0.37)		(0.63)	(0.71)	(0.49)	--		--
Net Asset Value, End of Period	$10.63		$10.54	$12.29	$11.50	$9.86		$8.86
Total Return [3]	4.40%		(9.60)%	13.74%	22.51%	11.29%		3.26%

Ratios to Average Net Assets:
Net expenses	1.62	% [4]	1.62%	1.62%	1.97%	2.45%		2.30%
Net investment income	1.17	% [4]	1.24%	1.64%	2.10%	2.57	% [2]	3.14%
Expense waiver/reimbursement [5]	0.58	% [4]	0.50%	0.56%	0.42%	0.33%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,643		$36,432	$36,885	$23,051	$5,841		$2,675
Portfolio turnover	32%		76%	80%	126%	208%		436%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,048.40	$4.60
Class B Shares	$1,000	$1,043.60	$8.25
Class C Shares	$1,000	$1,044.00	$8.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,016.85	$8.15
Class C Shares	$1,000	$1,016.85	$8.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%

Portfolio of Investments Summary Table

At May 31, 2006, the Fund's issuer country and currency exposure composition 1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Germany	16.2%	0.0%
United Kingdom	13.8%	8.6%
France	12.3%	0.0%
United States [2]	11.6%	0.0%
Japan	6.6%	53.2%
Austria	5.8%	0.0%
Canada	5.7%	2.6%
Luxembourg	4.8%	0.0%
Netherlands	4.3%	0.0%
Ireland	3.1%	0.0%
Australia	2.9%	0.7%
Norway	2.8%	0.0%
Italy	2.2%	0.0%
Mexico	1.8%	4.0%
Spain	1.5%	0.0%
Sweden	1.4%	1.4%
Denmark	0.5%	0.0%
Euro	0.0%	25.4%
Switzerland	0.0%	1.4%
Cash Equivalents [3]	1.3%	1.3%
Other Assets and Liabilities--Net [4]	1.4%	1.4%
TOTAL	100.0%	100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities and, in the case of currency exposure only, foreign exchange contracts and currency derivatives. With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of non-U.S. dollar denominated foreign fixed-income securities registered for trading in the United States.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2006 (unaudited)

Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--97.3%
	AUSTRALIAN DOLLAR--2.9%
	State/Provincial--2.9%
3,100,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	$2,334,512
3,200,000	New South Wales, State of, Local Gov't. Guarantee, (Series 14RG), 5.50%, 8/1/2014	2,344,127
	TOTAL AUSTRALIAN DOLLARS	4,678,639
	BRITISH POUND--8.6%
	Retailers--1.1%
1,000,000	Wal-Mart Stores, Inc., 4.75%, 1/29/2013	1,835,554
	Sovereign--7.5%
2,625,000	United Kingdom, Government of, Bond, 4.00%, 9/7/2016	4,677,878
2,625,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	4,968,058
1,400,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	2,665,104
	TOTAL	12,311,040
	TOTAL BRITISH POUND	14,146,594
	CANADIAN DOLLAR--2.6%
	Sovereign--2.6%
4,575,000	Canada, Government of, 5.00%, 6/1/2014	4,308,765
	EURO--40.9%
	Automotive--0.7%
1,200,000	General Motors Corp., Bond, (Series EMTN), 8.375%, 7/5/2033	1,167,869
	Banking--2.8%
700,000	Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018	879,714
1,500,000	Hypovereinsbank LUX, 4.39075%, 12/18/2008	1,975,728
1,200,000	Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	1,765,950
	TOTAL	4,621,392
	Beverage & Tobacco--1.7%
2,200,000	Coca-Cola HBC Finance PLC, Company Guarantee, (Series EMTN), 5.25%, 6/27/2006	2,823,733
Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Cable & Wireless Television--1.2%
1,475,000	Hellenic Telecommunication Organization SA, Company Guarantee, (Series REGS), 6.125%, 2/7/2007	$1,925,316
	Industrial Products & Equipment--2.6%
3,200,000	Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007	4,186,182
	Oil & Gas--1.1%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	1,872,536
	Sovereign--24.7%
1,550,000	Bundesrepublic Deutschland, 3.75%, 1/4/2015	1,962,734
3,400,000	Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	4,209,940
2,500,000	Bundesschatzanweisungen, Note, 2.00%, 6/15/2007	3,165,252
1,900,000	France, Government of, 4.75%, 4/25/2035	2,606,166
4,200,000	France, Government of, Bond, 3.50%, 1/12/2008	5,398,572
3,350,000	France, Government of, Bond, 4.00%, 4/25/2055	4,040,711
2,275,000	France, Government of, Bond, 4.25%, 4/25/2019	2,958,912
2,000,000	France, Government of, Bond, 5.50%, 4/25/2007	2,612,264
3,900,000	Germany, Government of, 4.75%, 7/4/2028	5,335,016
3,000,000	Germany, Government of, Bond, 4.75%, 7/4/2034	4,142,128
1,105,000	Germany, Government of, Bond, 5.50%, 1/4/2031	1,674,647
1,700,000	Spain, Government of, Bond, 5.50%, 7/30/2017	2,458,443
	TOTAL	40,564,785
	Supranational--0.3%
310,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	424,405
	Telecommunications & Cellular--5.8%
1,500,000	Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	2,138,241
3,200,000	Deutsche Telekom International Finance BV, Company Guarantee, 5.875%, 7/11/2006	4,111,349
2,500,000	MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007	3,263,888
	TOTAL	9,513,478
	TOTAL EURO	67,099,696
	JAPANESE YEN--37.7%
	Banking--20.4%
94,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	833,843
200,000,000	Bayerische Landesbank, Sr. Note, (Series EMTN), 1.40%, 4/22/2013	1,746,057
Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	Banking--continued
290,000,000	Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010	$2,517,482
460,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	4,078,409
120,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	1,025,830
500,000,000	European Investment Bank, 1.40%, 6/20/2017	4,200,098
580,000,000	KFW International Finance, 1.75%, 3/23/2010	5,257,337
495,000,000	Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013	4,314,894
555,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	5,037,878
500,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,477,987
	TOTAL	33,489,815
	Finance--2.6%
500,000,000	General Electric Capital Corp., Sr. Unsub., (Series EMTN), 1.00%, 3/21/2012	4,274,512
	Financial Intermediaries--2.8%
500,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	4,536,186
	Sovereign--5.7%
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	3,622,906
265,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	2,177,926
425,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	3,584,595
	TOTAL	9,385,427
	State/Provincial--3.1%
550,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	5,011,062
	Supranational--3.1%
563,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	5,131,436
	TOTAL JAPANESE YEN	61,828,438
	MEXICAN PESO--1.8%
	Sovereign--1.8%
38,000,000	Mexico, Government of, 8.00%, 12/7/2023	2,938,023
	SWEDISH KRONA--1.4%
	Sovereign--1.4%
15,700,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	2,326,763
Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--continued
	SWISS FRANC--1.4%
	Brokerage--1.4%
2,700,000	Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049	$2,268,926
	TOTAL BONDS (IDENTIFIED COST $161,460,508)	159,595,844
	PURCHASE PUT OPTIONS--0.0%
4,000,000	MS EUR PUT/YEN CALL, Expiration Date 6/6/2006, (IDENTIFIED COST $77,075)	179
	REPURCHASE AGREEMENT--1.3%
$2,140,000	Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067 (AT COST).	2,140,000
	TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $163,677,583) [1]	161,736,023
	OTHER ASSETS AND LIABILITIES - NET--1.4%	2,365,887
	TOTAL NET ASSETS--100%	$164,101,910

1 The cost of investments for federal tax purposes amounts to $165,380,911.

At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/7/2006	2,855,589,100 Japanese Yen	$24,685,730	$25,505,420	$ 819,690
8/4/2006	42,000,000 Mexican Peso	$ 3,824,440	$ 3,687,991	$ (136,449)
Contracts Sold:
8/4/2006	4,995,243 Australian Dollar	$ 3,824,440	$ 3,754,072	$ 70,368
7/7/2006	20,036,191 Euro Dollar	$24,685,730	$25,736,415	$(1,050,685)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (297,076)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $163,677,583)		$161,736,023
Cash denominated in foreign currency (identified cost $65,613)		65,600
Cash		20,772
Income receivable		2,680,450
Receivable for shares sold		378,697
Receivable for foreign currency exchange contracts		890,058
TOTAL ASSETS		165,771,600
Liabilities:
Payable for shares redeemed	$328,352
Payable for foreign currency exchange contracts	1,187,134
Payable for Directors'/Trustees' fees	666
Payable for transfer and dividend disbursing agent fees and expenses	46,042
Payable for distribution services fee (Note 5)	39,511
Payable for shareholder services fee (Note 5)	28,107
Accrued expenses	39,878
TOTAL LIABILITIES		1,669,690
Net assets for 15,153,844 shares outstanding		$164,101,910
Net Assets Consist of:
Paid-in capital		$168,995,109
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,133,843)
Accumulated net realized loss on investments, options and foreign currency transactions		(4,812,282)
Undistributed net investment income		2,052,926
TOTAL NET ASSETS		$164,101,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($116,830,194 ÷ 10,711,277 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.91
Offering price per share (100/95.50 of $10.91) [1]		$11.42
Redemption proceeds per share		$10.91
Class B Shares:
Net asset value per share ($12,629,008 ÷ 1,183,293 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.67
Offering price per share		$10.67
Redemption proceeds per share (94.50/100 of $10.67) [1]		$10.08
Class C Shares:
Net asset value per share ($34,642,708 ÷ 3,259,274 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.63
Offering price per share (100/99.00 of $10.63) [1]		$10.74
Redemption proceeds per share (99.00/100 of $10.63) [1]		$10.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Interest			$2,243,366
Expenses:
Investment adviser fee (Note 5)		$600,398
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		30,746
Transfer and dividend disbursing agent fees and expenses		113,239
Directors'/Trustees' fees		3,316
Auditing fees		12,171
Legal fees		2,732
Portfolio accounting fees		26,676
Distribution services fee--Class A Shares (Note 5)		140,873
Distribution services fee--Class B Shares (Note 5)		49,075
Distribution services fee--Class C Shares (Note 5)		128,703
Shareholder services fee--Class A Shares (Note 5)		110,759
Shareholder services fee--Class B Shares (Note 5)		16,358
Shareholder services fee--Class C Shares (Note 5)		42,777
Share registration costs		27,583
Printing and postage		17,065
Insurance premiums		3,726
Taxes		5,493
Interest Expense		871
Miscellaneous		2,226
TOTAL EXPENSES		1,449,472
Waivers (Note 5):
Waiver of investment adviser fee	$(439,095)
Waiver of administrative personnel and services fee	(21,638)
Waiver of distribution services fee--Class A Shares	(93,854)
TOTAL WAIVERS		(554,587)
Net expenses			894,885
Net investment income			1,348,481
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency:
Net realized loss on investments, options and foreign currency transactions			(1,411,563)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			7,602,638
Net realized and unrealized gain on investments, options and foreign currency			6,191,075
Change in net assets resulting from operations			$7,539,556

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,348,481	$3,185,359
Net realized gain (loss) on investments, options and foreign currency transactions	(1,411,563)	6,186,900
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,602,638	(26,817,209)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,539,556	(17,444,950)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,182,493)	(5,684,738)
Class B Shares	(486,910)	(820,104)
Class C Shares	(1,232,544)	(1,895,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,901,947)	(8,400,507)
Share Transactions:
Proceeds from sale of shares	57,548,640	110,874,946
Net asset value of shares issued to shareholders in payment of distributions declared	3,849,875	4,860,849
Cost of shares redeemed	(66,952,666)	(77,439,516)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,554,151)	38,296,279
Change in net assets	(4,916,542)	12,450,822
Net Assets:
Beginning of period	169,018,452	156,567,630
End of period (including undistributed net investment income of $2,052,926 and $7,606,392, respectively)	$164,101,910	$169,018,452

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,697,350	$49,970,610	7,484,811	$87,740,731
Shares issued to shareholders in payment of distributions declared	255,162	2,712,369	259,793	3,096,734
Shares redeemed	(5,126,522)	(54,405,117)	(4,931,033)	(57,126,693)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(174,010)	$(1,722,138)	2,813,571	$33,710,772

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	109,828	$1,158,408	483,403	$5,599,362
Shares issued to shareholders in payment of distributions declared	35,451	370,107	49,370	577,631
Shares redeemed	(316,081)	(3,313,173))	(617,854)	(7,113,474)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(170,802)	$(1,784,658)	(85,081)	$(936,481)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	615,386	$6,419,622	1,523,745	$17,534,853
Shares issued to shareholders in payment of distributions declared	73,789	767,399	101,844	1,186,484
Shares redeemed	(886,397)	(9,234,376)	(1,170,552)	(13,199,349)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(197,222)	$(2,047,355)	455,037	$5,521,988
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(542,034)	$(5,554,151)	3,183,527	$38,296,279

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $165,380,911. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $3,644,888. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,700,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,345,373.

At November 30, 2005, the Fund had a capital loss carryforward of $1,761,715 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 379,152
2009	$1,210,965
2010	$ 171,598

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $439,095 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.116% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, FSC voluntarily waived $93,854 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $109,105 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $5,624 in sales charges from the sale of Class A Shares. FSC also retained $7,385 of contingent deferred sales charges relating to redemptions of Class A Shares, $11,097 relating to redemptions of Class B Shares and $2,035 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $11,746 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$49,897,235
Sales	$63,410,029

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Corporation participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2006, there were no outstanding loans. During the six months ended May 31, 2006, the maximum outstanding borrowing was $2,229,000. The Fund had an average outstanding daily balance of $813,808 with a high and low interest rate of 5.00% and 4.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $871 for the six months ended May 31, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

22ND SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$18.10		$16.97		$14.51		$12.14		$14.92		$22.14
Income From Investment Operations:
Net investment income (loss)	0.03	[1]	0.07	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.73		1.06		2.50		2.33		(2.77)		(5.60)
TOTAL FROM INVESTMENT OPERATIONS	2.76		1.13		2.47		2.37		(2.78)		(5.58)
Less Distributions:
Distributions from net investment income	--		--		(0.01)		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(1.64)
TOTAL DISTRIBUTIONS	--		--		(0.01)		--		--		(1.64)
Net Asset Value, End of Period	$20.86		$18.10		$16.97		$14.51		$12.14		$14.92
Total Return [2]	15.25%		6.66	% [3]	17.02	% [4]	19.52%		(18.63)%		(27.32)%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.71	% [6]	1.82	% [6]	1.79	% [6]	1.72	% [6]	1.60%
Net investment income (loss)	0.31	% [5]	0.42%		(0.19)%		0.35%		(0.05)%		0.10%
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.05%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$201,087		$194,192		$219,439		$210,332		$264,843		$349,203
Portfolio turnover	44%		113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[9]	$0.00	[9]	$0.00	[9]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.06% on the total return.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%, 1.82%, 1.79% and 1.72% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$16.33		$15.44		$13.30		$11.22		$13.89		$20.86
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.06	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.45		0.95		2.28		2.12		(2.57)		(5.22)
TOTAL FROM INVESTMENT OPERATIONS	2.41		0.89		2.14		2.08		(2.67)		(5.33)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(1.64)
Net Asset Value, End of Period	$18.74		$16.33		$15.44		$13.30		$11.22		$13.89
Total Return [2]	14.76%		5.76%		16.09%		18.54%		(19.22)%		(27.84)%

Ratios to Average Net Assets:
Net expenses	2.51	% [3]	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.46	)% [3]	(0.39)%		(0.95)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,102		$34,732		$39,549		$39,772		$41,084		$64,928
Portfolio turnover	44%		113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$16.10		$15.24		$13.12		$11.06		$13.70		$20.59
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.06	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.42		0.92		2.25		2.10		(2.54)		(5.15)
TOTAL FROM INVESTMENT OPERATIONS	2.38		0.86		2.12		2.06		(2.64)		(5.25)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(1.64)
Net Asset Value, End of Period	$18.48		$16.10		$15.24		$13.12		$11.06		$13.70
Total Return [2]	14.78%		5.64%		16.16%		18.63%		(19.27)%		(27.81)%

Ratios to Average Net Assets:
Net expenses	2.51	% [3]	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.45	)% [3]	(0.38)%		(0.98)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,382		$58,892		$64,211		$66,305		$56,214		$67,125
Portfolio turnover	44%		113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,152.50	$ 9.39
Class B Shares	$1,000	$1,147.60	$13.44
Class C Shares	$1,000	$1,147.80	$13.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.21	$ 8.80
Class B Shares	$1,000	$1,012.42	$12.59
Class C Shares	$1,000	$1,012.42	$12.59

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.51%
Class C Shares	2.51%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	25.5%
United Kingdom	18.9%
Switzerland	11.8%
Canada	8.8%
France	6.3%
Mexico	3.7%
Germany	3.6%
United States	3.2%
Netherlands	3.0%
India	2.0%
Brazil	1.9%
Korea	1.7%
Spain	1.7%
Finland	1.6%
Taiwan	1.3%
Australia	1.3%
Bermuda	1.1%
Israel	0.8%
Sweden	0.4%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2006, the Fund's sector classification composition 3 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	19.0%
Health Care	15.4%
Consumer Discretionary	13.8%
Industrials	11.6%
Materials	10.7%
Energy	10.5%
Consumer Staples	8.2%
Information Technology	7.8%
Telecommunication Services	1.6%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

3 Except for Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.6%
		Australia--1.3%
176,600		BHP Billiton Ltd.	$3,821,188
		Bermuda--1.1%
55,500	[1]	Central European Media Enterprises Ltd., Class A	3,300,030
		Brazil--1.9%
142,000		Companhia Vale Do Rio Doce, ADR	5,539,420
		Canada--8.8%
157,400		EnCana Corp.	7,939,304
480,600	[1]	Kinross Gold Corp.	5,253,222
81,800		Nexen, Inc.	4,548,570
65,500		Petro-Canada	2,974,408
308,100		Talisman Energy, Inc.	5,608,175
		TOTAL	26,323,679
		Finland--1.6%
221,500		Nokia Oyj	4,753,968
		France--6.3%
99,300		AXA	3,449,084
33,200		BNP Paribas SA	3,094,951
53,400		Carrefour SA	3,096,384
66,400		Technip SA	3,974,273
149,400		Vivendi SA	5,359,368
		TOTAL	18,974,060
		Germany, Federal Republic of--3.6%
33,400		Allianz AG	5,195,113
65,600		Siemens AG	5,645,028
		TOTAL	10,840,141
		India--2.0%
119,000		ICICI Bank Ltd., ADR	3,165,400
89,600		Satyam Computer Services Ltd., ADR	2,882,432
		TOTAL	6,047,832
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Israel--0.8%
130,500	[1]	Check Point Software Technologies Ltd.	$2,521,260
		Japan--25.5%
80,700		Aisin Seiki Co.	2,789,806
150,600		Japan Synth Rubber	3,981,533
155,800		Marui Co.	2,716,090
153		Millea Holdings, Inc.	2,717,061
211,400		Mitsubishi Corp.	4,521,470
163,000		Mitsubishi Estate Co. Ltd.	3,247,395
637		Mitsubishi UFJ Financial Group, Inc.	8,757,366
816		Mizuho Financial Group, Inc.	6,678,560
183,000		Nikon Corp.	3,591,774
724		Nippon Paper Group, Inc.	2,997,146
70,000		Nitori Co.	3,638,728
33,100		SMC Corp.	4,641,767
199,000		Sharp Corp.	3,340,475
175,100		Skylark Co.	3,424,745
204,800		Sumitomo Electric Industries	2,948,200
394,000		Sumitomo Trust & Banking Co. Ltd.	3,819,580
154,000		Sundrug Co. Ltd.	3,975,389
22,600		Takeda Pharmaceutical Co. Ltd.	1,470,402
118,100		Terumo Corp.	4,196,263
200,000		Tokuyama Corp.	3,071,852
		TOTAL	76,525,602
		Korea, Republic of--1.7%
8,023		Samsung Electronics Co.	5,161,281
		Mexico--3.7%
78,100		America Movil S.A. de C.V., Class L, ADR	2,550,746
62,200		Fomento Economico Mexicano, SA de C.V., ADR	5,336,138
16,900	[1]	Grupo Aeroportuario del Pacifico SA, ADR	562,770
149,700		Grupo Televisa S.A., GDR	2,752,983
		TOTAL	11,202,637
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Netherlands--3.0%
116,800		ING Groep N.V.	$4,567,670
139,518		Philips Electronics NV	4,392,177
		TOTAL	8,959,847
		Spain--1.7%
354,400		Banco Santander Central Hispano, SA	5,114,179
		Sweden--0.4%
70,400		Assa Abloy AB, Class B	1,247,050
		Switzerland--11.8%
50,500		Adecco SA	3,227,821
69,700		Credit Suisse Group	4,024,466
65,760		Kuehne & Nagel International AG	4,908,231
13,248		Nestle SA	3,952,499
185,707		Novartis AG	10,295,813
58,998		Roche Holding AG	9,183,979
		TOTAL	35,592,809
		Taiwan, Province of China--1.3%
275,800		Au Optronics Corp., Class ADR, ADR	4,004,616
		United Kingdom--18.9%
1,816,600		ARM Holdings PLC	3,980,440
88,700		AstraZeneca PLC	4,686,947
733,600	[1]	Britvic	2,792,025
415,128		Capita Group PLC	3,538,639
333,848		Diageo PLC	5,476,115
399,839		GlaxoSmithKline PLC	11,062,005
135,960		Rio Tinto PLC	7,545,551
101,747		Royal Bank of Scotland PLC, Edinburgh	3,280,976
361,900		Shire PLC	5,311,845
225,600		Smiths Industries	3,741,986
929,329		Vodafone Group PLC	2,138,088
266,938		WPP Group PLC	3,287,564
		TOTAL	56,842,181
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United States--3.2%
112,500	[1]	NTL, Inc.	$3,001,500
81,800	[1]	Transocean Sedco Forex, Inc.	6,656,066
		TOTAL	9,657,566
		TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $250,859,993) [2]	296,429,346
		OTHER ASSETS AND LIABILITIES - NET--1.4%	4,141,964
		TOTAL NET ASSETS--100%	$300,571,310

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

At May 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/6/2006	11,426,820 Euro Dollar	$14,630,443	$14,788,671	$ 158,228
6/2/2006	13,198,550 Japanese Yen	$ 117,393	$ 117,273	$ (120)
Contracts Sold:
6/1/2006	720,917 Great Britain Pounds	$ 1,355,756	$ 1,348,224	$ 7,532
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 165,640

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $250,859,993)		$296,429,346
Cash denominated in foreign currencies (identified cost $4,047,460)		4,069,767
Income receivable		932,494
Receivable for investments sold		2,025,903
Receivable for shares sold		300,476
Receivable for foreign currency exchange contracts		165,760
TOTAL ASSETS		303,923,746
Liabilities:
Payable for investments purchased	$720,448
Payable for shares redeemed	960,202
Payable for transfer and dividend disbursing agent fees and expenses	236,148
Payable for Directors'/Trustees' fees	771
Payable for distribution services fee (Note 5)	66,312
Payable for shareholder services fee (Note 5)	63,406
Payable to bank	1,180,513
Payable for foreign currency exchange contracts	120
Accrued expenses	124,516
TOTAL LIABILITIES		3,352,436
Net assets for 14,998,297 shares outstanding		$300,571,310
Net Assets Consist of:
Paid-in capital		$408,917,882
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		45,790,055
Accumulated net realized loss on investments and foreign currency transactions		(154,222,732)
Undistributed net investment income		86,105
TOTAL NET ASSETS		$300,571,310

Statement of Assets and Liabilities-continued

May 31, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($201,087,404 ÷ 9,641,663 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$20.86
Offering price per share (100/94.50 of $20.86) [1]	$22.07
Redemption proceeds per share (98.00/100 of $20.86) [1]	$20.44
Class B Shares:
Net asset value per share ($35,101,880 ÷ 1,872,929 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$18.74
Offering price per share	$18.74
Redemption proceeds per share (92.50/100 of $18.74) [1]	$17.33
Class C Shares:
Net asset value per share ($64,382,026 ÷ 3,483,705 shares outstanding), $0.0001 par value, 500,000,000 shares authorized	$18.48
Offering price per share (100/99.00 of $18.48) [1]	$18.67
Redemption proceeds per share (97.00/100 of $18.48) [1]	$ 17.93

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $340,415)		$3,088,423
Interest		29,136
TOTAL INCOME		3,117,559
Expenses:
Investment adviser fee (Note 5)	$1,513,077
Administrative personnel and services fee (Note 5)	120,390
Custodian fees	78,391
Transfer and dividend disbursing agent fees and expenses	458,033
Directors'/Trustees' fees	3,509
Auditing fees	11,928
Legal fees	2,753
Portfolio accounting fees	34,699
Distribution services fee--Class B Shares (Note 5)	135,686
Distribution services fee--Class C Shares (Note 5)	239,945
Shareholder services fee--Class A Shares (Note 5)	239,025
Shareholder services fee--Class B Shares (Note 5)	45,229
Shareholder services fee--Class C Shares (Note 5)	79,589
Share registration costs	21,251
Printing and postage	30,292
Insurance premiums	3,793
Taxes	12,039
Interest expense	3,162
Miscellaneous	3,757
TOTAL EXPENSES	3,036,548
Waivers:
Waiver of administrative personnel and services fee (Note 5)	(5,094)
Net expenses		3,031,454
Net investment income		86,105
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		24,192,806
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		17,295,375
Net realized and unrealized gain on investments and foreign currency transactions		41,488,181
Change in net assets resulting from operations		$41,574,286

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,105	$468,614
Net realized gain on investments and foreign currency transactions	24,192,806	50,330,634
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	17,295,375	(36,894,543)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,574,286	13,904,705
Share Transactions:
Proceeds from sale of shares	44,272,045	74,620,553
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Equity Fund	--	22,866,236
Cost of shares redeemed	(73,090,987)	(146,773,870)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,818,942)	(49,287,081)
Change in net assets	12,755,344	(35,382,376)
Net Assets:
Beginning of period	287,815,966	323,198,342
End of period (including undistributed net investment income of $86,105 and $0, respectively)	$300,571,310	$287,815,966

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

On July 23, 2005, the Fund received assets from Federated Global Equity Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Global Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,081,576	$18,343,531	$708,411	$181,690,813	$18,343,531	$200,034,344
Class B	188,833	2,900,470	130,669	33,995,874	2,900,470	36,896,344
Class C	107,078	1,622,235	213,825	58,754,555	1,622,235	60,376,790
TOTAL	1,377,487	$22,866,236	$1,052,905	$274,441,242	$22,866,236	$297,307,478

1 Unrealized appreciation is included in the Federated Global Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at year end, if any, are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,494,608	$30,720,111	2,875,074	$52,922,694
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	1,081,576	18,343,531
Shares redeemed	(2,579,744)	(51,938,119)	(6,161,152)	(106,395,346)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,085,136)	$(21,218,008)	(2,204,502)	$(35,129,121)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	138,362	$2,585,106	218,132	$3,938,195
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	188,833	2,900,470
Shares redeemed	(392,243)	(7,155,515)	(841,373)	(13,211,685)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(253,881)	$(4,570,409)	(434,408)	$(6,373,020)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	601,035	$10,966,828	1,091,827	$17,759,664
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	--	--	107,078	1,622,235
Shares redeemed	(774,545)	(13,997,353)	(1,754,925)	(27,166,839)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(173,510)	$(3,030,525)	(556,020)	$(7,784,940)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,512,527)	$(28,818,942)	(3,194,930)	$(49,287,081)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $250,859,993. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $45,569,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,499,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,929,853.

At November 30, 2005, the Fund had a capital loss carryforward of $177,802,873 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 17,378
2009	$86,414,741
2010	$84,265,416
2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Fund and Federated Global Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $9,296 in sales charges from the sale of Class A Shares. FSC also retained $108 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2006, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $761, $136 and $241, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $24,057 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$130,956,746
Sales	$162,275,079

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Corporation participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2006, there were no outstanding loans. During the six months ended May 31, 2006, the maximum outstanding borrowing was $9,849,000. The Fund had an average outstanding daily balance of $1,745,778 with a high and low interest rate of 5.00% and 4.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $3,162 for the six months ended May 31, 2006.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

8070112 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006